Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Leases

In September 2019, the Company entered into an operating lease agreement for its new facility and office space in San Jose, CA that commenced in April 2020 and expires in March 2027. This operating lease contains a free rent period and an escalation clause. The landlord provided the Company with a tenant improvement allowance of up to $2.0 million. The Company issued an irrevocable standby letter of credit in the amount of $0.3 million in lieu of a cash security deposit. The letter of credit is fully secured by cash held at the bank in a restricted account.

In May 2020, the Company entered into an operating lease agreement for its new manufacturing facility in Tijuana, Mexico that commenced in May 2020 and will expire in August 2026. The Company took initial possession of the building with 48,437 square feet in May 2020 and will take possession of the second space with 38,750 square feet in June 2021. This operating lease contains a free rent period and an escalation clause. The Company issued an irrevocable standby letter of credit in the amount of $3.0 million, in lieu of a cash security deposit. The letter of credit is fully secured by cash held at the bank in a restricted account.

Both leases include renewal options at the election of the Company to renew or extend the lease. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities.

The Company also had a finance lease for office equipment that expired in 2020.

The following table presents the Company’s ROU assets and lease liabilities (in thousands):

		December 31,
Lease Classification	Balance Sheet Classification	2020	2019
Assets:
Operating	Operating lease right-of-use assets	$8,253	$—
Finance	Property and equipment	―	6
Total ROU assets		$8,253	$6

Liabilities:
Current:
Operating	Operating lease liabilities, current	$882	$—
Finance	Accrued expense and other current liabilities	―	9
Noncurrent:
Operating	Operating lease liabilities, noncurrent	8,044	―
Total lease liabilities		$8,926	$9

The components of lease costs were as follows (in thousands):

	Years ended December 31,
	2020	2019	2018
Finance lease costs:
Amortization of right-of-use assets	$6	$13	$10
Interest on lease liabilities	—	1	1
Operating lease costs	1,070	—	505
Variable lease costs	233	100	97
Short-term lease costs	371	520	—
Total lease costs	$1,680	$634	$613

The weighted-average remaining lease term and discount rate were as follows:

	December 31,
	2020		2019
Operating leases:
Weighted-average remaining lease term	6.3	years	―
Weighted-average discount rate	8.7%		―

Finance lease:
Weighted-average remaining lease term	―		0.5	years
Weighted-average discount rate	―		10.6%

The maturity of the Company’s operating lease liabilities as of December 31, 2020 were as follows (in thousands):

Years Ending December 31:
2021	$1,619
2022	1,796
2023	1,856
2024	1,911
2025	1,969
Thereafter	2,523
Total lease payments	$11,674
Less: imputed interest	(2,748)
Present value of operating lease liabilities	$8,926
Operating lease liabilities, current	$882
Operating lease liabilities, noncurrent	$8,044

Purchase Commitments

As of December 31, 2020, the Company had obligations under non-cancellable purchase commitments totaling $46.5 million, all of which will require payment within the next 12 months.

Litigation

From time to time, the Company may be involved in legal proceedings or investigations our reputation, business and financial condition and divert the attention of our management from the operation of our business. The Company is not presently a party to any legal proceedings that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operations, financial condition or cash flows.

Indemnifications

In the ordinary course of business, the Company often includes standard indemnification provisions its arrangements with its partners, customer and suppliers. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its service, breach of representations or covenants, intellectual property infringement or other claims made against such parties. These provisions may limit the time within which an indemnification claim can be made. It is not possible to determine the maximum potential amount under these indemnification obligations due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. To date, the Company has not incurred any material costs as a result of such indemnification obligations and has not accrued any liabilities related to such obligations in these financial statements.